BORROWINGS	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
BORROWINGS	BORROWINGS
Corporate Borrowings
The composition of corporate borrowings is presented in the following table:

	June 30, 2025				December 31, 2024
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	5.6	5	$169	$169	5.6	5	$240	$240
Commercial paper	4.8	<1	866	866	5.0	<1	431	431
Medium Term Notes:
Series 4 (C$150)	5.8	11	110	121	5.8	12	104	115
Series 9 (C$400)	—	—	—	—	3.8	<1	278	278
Series 10 (C$500)	3.6	2	367	369	3.6	2	348	349
Series 11 (C$475)	4.3	4	349	357	4.3	4	330	336
Series 12 (C$475)	3.4	5	349	345	3.4	5	330	324
Series 13 (C$300)	4.3	24	220	194	4.3	25	209	186
Series 14 (C$425)	3.3	25	312	232	3.3	26	296	222
Series 15 (C$400)(1)	5.9	7	294	325	5.9	8	278	307
Series 16 (C$400)	5.3	8	294	313	5.3	9	278	297
Series 17 (C$500)	5.3	29	367	375	5.3	29	348	361
Series 18 (C$300)	5.0	9	220	228	5.0	10	209	216
Series 19 (C$450)	4.5	10	331	330	—	—	—	—
	4.5	12	3,213	3,189	4.4	12	3,008	2,991
Hybrid Notes:
Fixed to fixed subordinated (C$200)	5.5	30	147	147	5.5	30	139	139
Fixed to fixed subordinated (C$250)	5.4	30	184	185	—	—	—	—
	5.4	30	331	332	5.5	30	139	139
Total corporate borrowings			4,579	$4,556			3,818	$3,801
Add: Unamortized premiums(2)			1				2
Less: Unamortized financing fees(2)			(17)				(18)
Less: Current portion			(866)				(709)
			$3,697				$3,093
(1)Includes $7 million (2024: $7 million) outstanding to an associate of Brookfield. Refer to Note 20 - Related party transactions for more details.
(2)Unamortized premiums and financing fees are amortized over the terms of the borrowing.
Credit facilities and commercial paper
Brookfield Renewable had $866 million of commercial paper outstanding as at June 30, 2025 (2024: $431 million).
Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts. See Note 19 – Commitments, contingencies and guarantees for letters of credit issued by subsidiaries.
The following table summarizes the available portion of corporate credit facilities:

(MILLIONS)	June 30, 2025	December 31, 2024
Authorized corporate credit facilities and related party credit facilities(1)	$2,450	$2,450
Draws on corporate credit facilities(1)	(169)	(240)
Authorized letter of credit facility	500	500
Issued letters of credit	(342)	(335)
Available portion of corporate credit facilities	$2,439	$2,375
(1)Amounts are guaranteed by Brookfield Renewable.

Medium-term notes and Hybrid notes
Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Canadian Finco”) (Note 21 – Subsidiary public issuers). Canadian Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Canadian Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.
During the first quarter of 2025, Brookfield Renewable issued C$450 million of Series 19 medium-term notes. The medium-term notes have a fixed interest rate of 4.54% and a maturity date of October 12, 2035. The Series 19 medium-term notes are corporate-level green bonds.
During the second quarter of 2025, Brookfield Renewable repaid C$400 million ($291 million) of Series 9 medium-term notes prior to maturity.
During the second quarter of 2025, Brookfield Renewable issued C$250 million of fixed-to-fixed reset rate subordinated hybrid notes. The hybrid notes have an interest rate of 5.37% and reset every five years starting on September 10, 2030 with a maturity date of September 10, 2055. The hybrid notes are corporate-level green bonds.
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the Secured Overnight Financing Rate (“SOFR”), the Sterling Overnight Index Average (“SONIA”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Overnight Repo Rate Average (“CORRA”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (“IPC”), Colombia inflation rate, plus a margin. Non-Recourse borrowings in India consist of both fixed and floating interest indexed to Prime lending rate of lender (“MCLR”). Non-recourse borrowings in China consist of floating interest rates of People's Bank of China (“PBOC”). Non-recourse borrowings in South Korea consist of both fixed and floating interest rates indexed to the certificate deposit rate published by the Korea Financial Investment Association (“KOFIA”). Non-recourse borrowings in Australia consist of both fixed and floating interest rates indexed to the Bank Bill Swap Bid Rate (“BBSY”).
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2025				December 31, 2024
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)(3)
Hydroelectric	7.0	8	$9,712	$9,694	7.0	8	$9,484	$9,363
Wind	5.5	9	8,701	8,603	5.9	9	10,228	10,224
Utility-scale solar	6.0	10	10,437	10,429	6.3	11	7,275	7,250
Distributed energy & storage	5.7	4	4,501	4,470	5.8	4	3,722	3,630
Sustainable solutions	7.8	3	274	274	6.5	1	195	195
Total	6.1	8	$33,625	$33,470	6.3	9	$30,904	$30,662
Less: Unamortized premiums and discounts(4)			(204)				(145)
Less: Unamortized financing fees(4)			(231)				(171)
Less: Current portion			(5,295)				(5,005)
			$27,895				$25,583
(1)Includes $1,187 million (2024: $1,494 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $68 million (2024: $65 million) outstanding to an associate of Brookfield. Refer to Note 20 - Related party transactions.
(3)During the quarter, subsidiaries of Brookfield Renewable, alongside related parties, became party to a non-recourse credit facility with third party lenders. Brookfield Renewable agreed that its subsidiaries would support their portion of any draws or repayments under the credit facility.
(4)Unamortized premiums, discounts and financing fees are amortized over the terms of the borrowing.
Supplemental Information
The following table outlines changes in Brookfield Renewable’s borrowings as at June 30, 2025:

(MILLIONS)	As at December 31, 2024	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Transfer to liabilities held for sale	Foreign exchange	Other(2)(3)	As at June 30, 2025
Corporate borrowings	$3,802	564	—	—	—	197	—	$4,563
Non-recourse borrowings	$30,588	1,657	652	(811)	(383)	1,319	168	$33,190
(1)Excludes $204 million of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes amortization of unamortized premiums, discounts and financing fees.
(3)Includes $173 million of non recourse-borrowings acquired through asset acquisitions.